Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Contingent Liabilities and Commitments [Abstract]
Schedule of future minimum lease commitments under non-cancellable operating lease
2018	312
2019	312
2020	26
Total	650

Schedule of future minimum lease commitments
2018	134
Total	134